Restructuring Charges- by Business Segment (Detail) (Operational Efficiency Initiatives 2011, USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)	$ 45	$ (2)	$ 107
Total charges since inception				150
Investment Management
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)	4	31	17
Total charges since inception				52
Investment Services
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)	25	19	41
Total charges since inception				85
Other
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)	16	(52)	49
Total charges since inception				$ 13